Earnouts liabilities	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Earnouts liabilities
11	Earnouts liabilities
During the time period between the Closing Date and the five-year anniversary of the Closing Date (the “Earnout Period”), eligible Swvl Shareholders may receive up to 15 million additional shares of the Parent Company’s Common Shares A (the “Earnout Shares”) in the aggregate in three equal tranches of 5 million shares if the volume-weighted average closing sale price of our Common Stock is greater than or equal to $12.50, $15.00 and $17.50 for any 20 trading days within any 30 consecutive trading day period (“Trigger Events”) (or an earlier Change of Control event).
The Effective Time, which will be subject to potential forfeiture, and which will be able to be settled in Holdings Common Shares A upon the occurrence of the applicable Earnout Triggering Events (or an earlier Change of Control event).

	(Unaudited) At 30 June 2022	At 31 December 2021
	USD	USD
Opening balance	—	—
Recognized pursuant to the reverse acquisition transaction	75,550,455	—
Change in fair value during the period/year	(37,982,291)	—

Ending balance	37,568,164	—